NEW ACCOUNTING PRONOUNCEMENTS - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Delinquent period in which recognition of income on loans is suspended				120 days
Minimum period of delinquency reported on receivables past due date				30 days
Finance, interest and other income	$ 441	$ 451	[1]	$ 1,380	$ 1,424	[1]
Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance, interest and other income	469	478		1,469	1,492
ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preliminary impact of adopting the new standard on the net equity	$ 122			$ 122
Adjustment Due to Adoption of New Accounting Pronouncements | Financial services | Adjustment Due to ASC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance, interest and other income		$ 69			$ 287

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).